Note 12 - Subsequent Events:	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 12 - Subsequent Events:

Note 12 – Subsequent Events:

On July 11, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 2,000,000 shares of common stock.

On July 25, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 2,100,000 shares of common stock.

Note 12 – Subsequent Events:

On January 3, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 3,500,000 shares of common stock.

On February 9, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 1,800,000 shares of common stock.

On February 24, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 2,000,000 shares of common stock.

On January 30, 2012 the Company entered into a security agreement with TCA Global Credit Master Fund LP, related to a $250,000 convertible promissory note. The security agreement grants to TCA a continuing, first priority security interest in all of the Company’s assets. The note bears interest at 12% and is convertible into shares of the Company’s common stock at a price equal to 95% of the lowest daily volume weighted average price.

As part of the financing agreement, the Company issued 1,149,425 shares and received $250,000 on January 30, 2012.

On March 14, 2012, the Company issued 50,000 shares as part of the consultancy agreement with three individuals.

On March 21, 2012, the Company issued 225,000 shares to GeoXplor as part of the renegotiation of the payment plan on the purchase of mining property. A portion of the year 2 payment had not been made. GeoXplor agreed to extend the payment terms in exchange for stock totaling $13,500. The Company has agreed to pay the delinquent amount and meet the deadline for the year 3 payment.

On March 23, 2012, The Company issued 2,000,000 to JMJ Financial as part of their financing agreement.